Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial assets and financial liabilities
18. Financial assets and financial liabilities
18.1 Financial assets

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000

Financial assets at FVTPL
Non-current
Equity investment at FVTPL	1,000	—

Total non-current financial assets at FVTPL	1,000	—

Total financial assets at FVTPL	1,000	—

Financial assets at amortised cost
Current
Trade receivables (Note 16)	111,104	181,722
Financial assets included in prepayments, other receivables and other assets	4,733	6,377
Net investments in subleases	355	211
Amounts due from related parties	306	1,763
Amounts due from shareholders	100	100
Cash and cash equivalents	59,045	25,719

Total current financial assets at amortised cost	175,643	215,892

Non-current
Financial assets included in prepayments, other receivables and other assets	3,010	148
Net investments in subleases	—	202

Total non-current financial assets at amortised cost	3,010	350

Total financial assets at amortised cost	178,653	216,242

Total financial assets	179,653	216,242

18.2 Financial liabilities
Lease liabilities and other financial liabilities at amortised cost, with carrying amounts
that are reasonable approximations of fair values

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Current

Trade payables	30,514	27,310
Financial liabilities included in other payables and accruals	20,381	29,485
Amount due to a related party	—	7,177
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	41,493	60,000
Lease liabilities	2,486	7,660

	95,199	131,957
Non-current
Interest-bearing loans and borrowings	6,046	—
Lease liabilities	793	9,830

	6,839	9,830

Total	102,038	141,787

18.3 Fair values and fair value hierarchy
The Group assessed that the fair values of cash and cash equivalents, trade receivables, the current portion of financial assets included in prepayments, other receivables and other assets, amounts due from related parties and shareholders, trade payables, amounts due to a related party and a shareholder and the financial liabilities included in other payables and accruals approximate to

their carrying amounts largely due to the
short-term
maturities of these instruments.
The
non-current
portion of financial assets included in prepayments, other receivables and other assets, net investments in subleases, and financial liabilities such as interest-bearing loans and borrowings are measured at amortised cost. In the opinion of the directors, the fair values of these financial assets and financial liabilities approximate to their carrying amounts.
The Group invests in an unlisted investment measured at fair value through profit or loss. The Group has estimated the fair value of the unlisted investment by recent transaction approach.

Quantitative disclosures of the Group’s financial instruments in the fair value measurement hierarchy as at December 31, 2021

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	—	1,000	—	1,000

During the years ended December 31, 2021
and 2020, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for financial assets and financial liabilities.
The following methods and assumptions were used to estimate the fair values:
The fair values of the Group’s
interest-bearing
loans and borrowings are determined by using the discounted cash flow method using the discount rate currently available for instruments with similar terms, credit risk and remaining maturities as at the end of the reporting period. The changes in fair value as a result of the Group’s own non-performance
risk as at December 31, 2021 and 2020 were assessed to be insignificant. The fair values of the Group’s interest-bearing
loans and borrowings are approximate to the fair values based on the discounted cash flows.
18.4 Financial instruments risk management objectives and policies
The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, amounts due to a related party and a shareholder, trade payables and other payables and accruals. The main purpose of these financial liabilities is to raise finance for the Group’s operations. The Group’s principal financial assets include trade receivables, other receivables and cash and cash equivalents that derive directly from its operations.
The Group is exposed to foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks, which are summarised below.
Foreign currency risk
The Group has transactional currency exposures. Such exposures mainly arise from cash and cash equivalents, a loan receivable from a Hong Kong entity and trade payables to foreign suppliers in currencies other than the Group’s functional currency.
The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollar (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s profit/(loss) before tax. The impact on the Group’s profit/(loss) before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2021	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	1,606
	-5%	(1,606)
HK$	+5%	—
	-5%	—

For the year ended December 31, 2020	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(608)
	–5%	608
HK$	+5%	—
	–5%	—

For the year ended December 31, 2019	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(1,302)
	–5%	1,302
HK$	+5%	1,672
	–5%	(1,672)
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Maximum exposure and
year-end
staging
The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end
staging classification as at December 31, 2021 and 2020. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2021

	12-month expected credit losses	Lifetime expected credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets
—Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Doubtful*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	59,045	—	—	—	59,045

	67,549	—	2,000	116,776	186,325

As at December 31, 2020

	12-month expected credit losses	Lifetime expected credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade receivables	—	—	—	192,540	192,540
Financial assets included in prepayments, other receivables and other assets
—Normal*	6,525	—	—	—	6,525
Net investments in subleases—Normal*	413	—	—	—	413
Amounts due from related parties—Normal*	1,763	—	—	—	1,763
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	25,719	—	—	—	25,719

	34,520	—	—	192,540	227,060

*
The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.
Otherwise
, the credit
quality
of the financial assets is considered to be “doubtful”.

Trade receivables
Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management.
The Group has significant credit risk concentration from its largest customers’ trade receivables. The Group’s largest customer’s trade receivables represent
17
% and
7
% of the Group’s gross trade receivables as at December 31, 2021 and 2020, respectively. The Group’s five largest customers’ trade receivables represent
47
% and
28
% of the Group’s gross trade receivables as at December 31, 2021 and 2020, respectively.
An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted
outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written off if past due for more than one year and are not subject to enforcement activity.
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
	Current	1 - 90 days	91 - 180 Days	Over 181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

		Days past due
	Current	1 - 90 days	91 - 180 Days	Over 181 days	Total
December 31, 2020
Expected credit loss rate	2.39%	3.42%	6.39%	16.36%	5.62%
Gross carrying amount (RMB’000)	95,140	30,351	34,680	32,369	192,540
Expected credit loss (RMB’000)	2,270	1,039	2,215	5,294	10,818

Liquidity risk
The Group monitors its risk of a shortage of funds using a liquidity planning tool.
The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, other borrowings and lease liabilities.
The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	Over 1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381
As at December 31, 2020
Interest-bearing loans and borrowings	10,000	54,306	—	64,306
Lease liabilities	—	8,263	13,515	21,778
Trade payables	—	27,310	—	27,310
Due to a shareholder	325	—	—	325
Due to a related party	—	7,177	—	7,177
Other payables and accruals	—	29,485	—	29,485
Excessive risk concentration
Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.
In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio.
The Group assessed the concentration of risk with respect to refinancing its debts and concluded it to be low.

18.5 Changes in liabilities arising from financing
activities

	Interest- bearing loans and borrowings	Lease liabilities	Due to a shareholder	Due to a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019	39,700	2,161	—	—
Changes from financing activities	15,300	(2,560)	—	—
Additions	—	14,499	—	—
Accretion of interest	—	613	—	—

As at December 31, 2019 and January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—

As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—

As at December 31, 2021	47,539	3,279	325	—